Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 8,968	$ 8,224	$ 10,269
Accounts receivable	70,043	91,480	93,854
Inventories	44,327	35,168	$ 51,033
Prepaid expenses	3,304	10,500
Deferred financing costs	29,520	48,725	$ 47,449
Total current assets	156,162	194,097	$ 202,605
Property and equipment, net	1,257	$ 1,397
Intangible asset			$ 33,369
Deposits	63,800	$ 63,800	50,300
Total assets	221,219	259,294	286,274
Current Liabilities:
Accounts payable	527,770	390,578	239,123
Accounts payable - related party	139,991	144,646	62,573
Accrued expenses	119,744	$ 129,145	5,756
Customer deposit	8,169
Line of credit	76,437	$ 84,700	$ 109,490
Convertible notes, net of debt discount of $189,786 and $164,421	537,214	453,579
Short-term debt - related parties	380,500	380,500	$ 237,000
Derivative liability	188,445	297,215
Total current liabilities	1,978,270	$ 1,880,363	653,942
Long-term debt - related party			3,318
Total liabilities	1,978,270	$ 1,880,363	657,260
Stockholders' deficit
Common stock, $0.001 par value; 150,000,000 shares authorized; 25,275,751 and 25,250,001 shares issued and outstanding	25,275	25,250	22,765
Additional paid in captial	619,830	611,105	334,110
Accumulated deficit	(2,402,156)	(2,257,424)	(727,861)
Total stockholders' deficit	(1,757,051)	(1,621,069)	(370,986)
Total liabilities and stockholders' deficit	$ 221,219	$ 259,294	$ 286,274